Premises and Equipment	12 Months Ended
Dec. 31, 2025
Premises and Equipment
Premises and Equipment

Note 5:   Premises and Equipment

Major classifications of premises and equipment, stated at cost, are as follows:

	2025	2024

	(In thousands)
Land, buildings and improvements	$41,530	$31,727
Furniture and equipment	17,839	16,158
Computer software	2,871	2,680
	62,240	50,565
Less accumulated depreciation	(28,146)	(26,966)
Net premises and equipment	$34,095	$23,599

Depreciation and amortization charged to operations was $1,226,000 in 2025 and $1,079,000 in 2024.